Landfill Assets (Schedule) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Landfill Assets Disclosure [Abstract]
Cost	$ 1,676,413,000	$ 1,649,850,000
Accumulated amortization	743,818,000	713,755,000
Net book value	$ 932,595,000	$ 936,095,000